Other Financial Assets at Amortised Cost (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 1,744	£ 152
Other financial assets
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	1,744	152
Other financial assets | Debt securities
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Financial assets at amortised cost	£ 1,744	£ 152